ADVISORONE FUNDS

                                                                                                            October 6, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

AdvisorOne Funds – Flexible Income Fund

                                Enhanced Income Fund

                                Select Appreciation Fund

Post Effective Amendment No. 48 to the Registration Statement on Form N-1A

(File Nos. 333-20635, CIK No. 0001029068)

Dear Sir or Madam:

 This letter is being transmitted by means of electronic submission by AdvisorOne Funds (the “Trust”), on behalf of Enhanced Income Fund, Flexible Income Fund and Select Appreciation Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 48 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on September 29, 2009 (SEC Accession Number 0000910472-09-000768).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725, or to my attention at (402) 895-1600.

Very truly yours,

/s/ Brian Nielsen

Brian Nielsen

Secretary

cc:   JoAnn M. Strasser, Esq.